Related Party Transactions (Details) - Schedule of due to related parties - USD ($)	Sep. 30, 2022	Mar. 31, 2022
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		$ 8,695,702
Jiangsu Health Pharmaceutical Investment Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		5,529,274
Jianping Zhou [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		2,030,035
Jiangsu Sutaitang Online Commercial Co., Ltd [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		769,611
Feng Zhou [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		276,683
Xiaodong Pan [Member]
Related Party Transactions (Details) - Schedule of due to related parties [Line Items]
Amounts due to related parties		$ 90,099